UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

FORM N-Q

JUNE 30, 2007

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited)	June 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.1%
39,140	Magna International Inc., Class A Shares	$3,561,348

Media - 11.1%
7,064,600	Interpublic Group of Cos. Inc. *	80,536,440
5,971,500	News Corp., Class B Shares	136,986,210
6,638,400	Pearson PLC	112,262,006
4,355,800	Time Warner Inc.	91,646,032
3,134,100	Walt Disney Co.	106,998,174

	Total Media	528,428,862

Specialty Retail - 3.2%
2,850,500	Gap Inc.	54,444,550
1,952,900	Home Depot Inc.	76,846,615
645,780	Williams-Sonoma Inc.	20,393,733

	Total Specialty Retail	151,684,898

	TOTAL CONSUMER DISCRETIONARY	683,675,108

CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 2.0%
1,920,900	Wal-Mart Stores Inc.	92,414,499

Food Products - 3.3%
1,365,508	Kraft Foods Inc., Class A Shares	48,134,157
260,300	Smithfield Foods Inc. *	8,014,637
1,010,650	Unilever PLC	32,742,747
2,096,520	Unilever PLC, ADR	67,633,735

	Total Food Products	156,525,276

Household Products - 1.3%
926,000	Kimberly-Clark Corp.	61,940,140

	TOTAL CONSUMER STAPLES	310,879,915

ENERGY - 9.0%
Energy Equipment & Services - 4.5%
439,800	Baker Hughes Inc.	37,000,374
1,023,800	BJ Services Co.	29,116,872
781,000	GlobalSantaFe Corp.	56,427,250
1,170,400	Halliburton Co.	40,378,800
621,200	Schlumberger Ltd.	52,764,728

	Total Energy Equipment & Services	215,688,024

Oil, Gas & Consumable Fuels - 4.5%
1,053,300	Anadarko Petroleum Corp.	54,761,067
583,200	Chevron Corp.	49,128,768
285,100	ConocoPhillips	22,380,350
468,500	Exxon Mobil Corp.	39,297,780
1,460,600	Williams Cos. Inc.	46,184,172

	Total Oil, Gas & Consumable Fuels	211,752,137

	TOTAL ENERGY	427,440,161

FINANCIALS - 20.2%
Capital Markets - 5.1%
10,500	Blackstone Group LP *	307,335
144,000	Franklin Resources Inc.	19,075,680
1,287,500	Merrill Lynch & Co. Inc.	107,609,250
299,410	Nuveen Investments Inc., Class A Shares	18,608,332
1,421,705	State Street Corp.	97,244,622

	Total Capital Markets	242,845,219

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

SHARES	SECURITY	VALUE
Consumer Finance - 1.9%
1,464,700	American Express Co.	$89,610,346

Diversified Financial Services - 5.1%
2,369,696	Bank of America Corp.	115,854,437
2,611,100	JPMorgan Chase & Co.	126,507,795

	Total Diversified Financial Services	242,362,232

Insurance - 4.7%
549,360	Allied World Assurance Holdings Ltd.	28,154,700
851,900	American International Group Inc.	59,658,557
1,594,900	Chubb Corp.	86,347,886
497,900	Hartford Financial Services Group Inc.	49,048,129

	Total Insurance	223,209,272

Thrifts & Mortgage Finance - 3.4%
1,024,000	MGIC Investment Corp.	58,224,640
2,230,700	PMI Group Inc.	99,645,369

	Total Thrifts & Mortgage Finance	157,870,009

	TOTAL FINANCIALS	955,897,078

HEALTH CARE - 12.7%
Biotechnology - 0.0%
411,224	Aphton Corp. *	720
375,000	Aphton Corp., Escrowed Shares (a)(b)(c)	526
1,250,000	Aphton Corp., Restricted Shares (a)(c)	2,062

	Total Biotechnology	3,308

Life Sciences Tools & Services - 0.6%
2,047,973	Enzo Biochem Inc. *	30,617,196

Pharmaceuticals - 12.1%
2,066,000	Abbott Laboratories	110,634,300
887,474	Bentley Pharmaceuticals Inc. *	10,773,935
786,600	Eli Lilly & Co.	43,955,208
1,356,000	GlaxoSmithKline PLC, ADR	71,013,720
1,382,300	Johnson & Johnson	85,177,326
1,111,110	NexMed Inc. *	2,022,220
890,200	Novartis AG, ADR	49,913,514
3,458,100	Pfizer Inc.	88,423,617
1,935,800	Wyeth	110,998,772

	Total Pharmaceuticals	572,912,612

	TOTAL HEALTH CARE	603,533,116

INDUSTRIALS - 10.8%
Aerospace & Defense - 6.2%
781,100	Boeing Co.	75,110,576
1,841,800	Honeywell International Inc.	103,656,504
2,143,600	Raytheon Co.	115,518,604

	Total Aerospace & Defense	294,285,684

Building Products - 0.3%
385,400	Simpson Manufacturing Co. Inc.	13,003,396

Industrial Conglomerates - 2.1%
2,566,100	General Electric Co.	98,230,308

Machinery - 2.2%
1,012,700	Caterpillar Inc.	79,294,410
501,000	Dover Corp.	25,626,150

	Total Machinery	104,920,560

	TOTAL INDUSTRIALS	510,439,948

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.4%
2,567,700	Cisco Systems Inc. *	$71,510,445
4,977,000	Motorola Inc.	88,092,900

	Total Communications Equipment	159,603,345

Computers & Peripherals - 1.5%
678,074	International Business Machines Corp.	71,367,288
24,200	Socket Communications Inc. *	21,417

	Total Computers & Peripherals	71,388,705

Electronic Equipment & Instruments - 1.1%
1,352,300	Agilent Technologies Inc. *	51,982,412

Internet Software & Services - 1.4%
212,500	Bridgeline Software Inc. *	1,053,888
945,400	eBay Inc. *	30,422,972
1,170,400	VeriSign Inc. *	37,136,792

	Total Internet Software & Services	68,613,652

Semiconductors & Semiconductor Equipment - 7.6%
4,883,800	Applied Materials Inc.	97,041,106
1,305,200	Novellus Systems Inc. *	37,028,524
167,900	Samsung Electronics Co., Ltd., GDR (d)	51,965,050
5,998,295	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66,761,024
2,642,300	Texas Instruments Inc.	99,429,749
332,603	Verigy Ltd. *	9,515,772

	Total Semiconductors & Semiconductor Equipment	361,741,225

Software - 2.2%
3,301,000	Microsoft Corp.	97,280,470
2,358,012	Wave Systems Corp., Class A *	4,904,665

	Total Software	102,185,135

	TOTAL INFORMATION TECHNOLOGY	815,514,474

MATERIALS - 5.8%
Chemicals - 2.7%
1,208,700	Dow Chemical Co.	53,448,714
1,486,200	E.I. du Pont de Nemours & Co.	75,558,408

	Total Chemicals	129,007,122

Metals & Mining - 1.7%
1,831,900	Alcoa Inc.	74,246,907
54,500	AngloGold Ashanti Ltd., ADR	2,061,190
52,300	Newmont Mining Corp.	2,042,838

	Total Metals & Mining	78,350,935

Paper & Forest Products - 1.4%
135,200	PT Toba Pulp Lestari Tbk, ADR (a)(c)*	0
836,700	Weyerhaeuser Co.	66,040,731

	Total Paper & Forest Products	66,040,731

	TOTAL MATERIALS	273,398,788

TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
3,240,312	Vodafone Group PLC, ADR	108,971,693

	TOTAL COMMON STOCKS (Cost - $3,302,548,249)	4,689,750,281

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
2,500	Aphton Corp. Series A, (a)(c)*	$8,250

INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
54,818	Webforia Inc., Series D, (a)(c)*	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,765,657)	8,250

FACE AMOUNT
CORPORATE BOND & NOTE - 0.0%
Aerospace & Defense - 0.0%
$332	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (a)(c) (Cost - $0)	0

WARRANTS
WARRANTS - 0.0%
360,000	Aphton Corp., Expires 3/31/08(a)(c)*	0
600,000	Genelabs Technologies Inc., Expires 5/1/08(a)(c)*	1
1,000,000	Lynx Therapeutics Inc., Expires 4/29/07(a)(c)*	1

	TOTAL WARRANTS (Cost - $0)	2

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,306,313,906)	4,689,758,533

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.0%
REPURCHASE AGREEMENT - 1.0%
$46,318,000	Interest in $500,144,000 joint tri-party repurchase agreement dated 6/29/07 with Greenwich Capital Markets Inc., 5.340% due 7/2/07; Proceeds at maturity- $46,338,612; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.500% due 3/1/17 to 7/1/47; Market value - $47,244,590) (Cost - $46,318,000)	46,318,000

	TOTAL INVESTMENTS - 100.0% (Cost - $3,352,631,906#)	4,736,076,533
	Other Assets in Excess of Liabilities - 0.0%	1,826,800

	TOTAL NET ASSETS - 100.0%	$4,737,903,333

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Restricted security, that is subject to restrictions on resale under federal securities laws or in transactions exempt from such registration. The acquisition date was March 30, 2003, the aggregate cost, per share value of the security and percentage of net assets which the security comprises at June 30, 2007, were $212,434, $0.00 and 0.00%, respectively.

(c)	Illiquid security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund (formerly known as Legg Mason Partners Fundamental Value Fund, Inc.) (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,405,183,126
Gross unrealized depreciation	(21,738,499)

Net unrealized appreciation	$1,383,444,627

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2007